Accounts Receivable - Allowance for Doubtful Receivables (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful receivables, Beginning Balance	[1]	€ (4.6)
Addition for the year		(11.2)	€ (7.8)	[2]	€ (3.2)
Allowance for doubtful receivables, Ending Balance		€ (6.7)	€ (4.6)	[1]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.